Annual Fund Operating Expenses - PIMCO Inflation Protected Bond Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.78%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.03%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.93%